Note 5 - Warehouse Fund Assets	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Real Estate Disclosure [Text Block]

5.           Warehouse fund assets

During the year ended December 31, 2024, the Company sold three assets which were held at December 31, 2023.

During the year ended December 31, 2024, the Company acquired one land asset in the US, three direct lending credit investments, a stake in an infrastructure income interval fund and a stake in an energy solutions business in relation to seeding new funds. The fund also continues to hold two assets acquired during the year ended December 31, 2023.

There was no significant impact on net earnings related to warehouse fund assets in the years ended December 31, 2024, or 2023.

The following table summarizes the warehouse fund assets:

	As at December 31,
	2024	2023
Warehouse fund assets
Warehouse fund assets	$110,779	$44,492
Warehouse fund assets - non-current	$94,334	$47,536
Total warehouse fund assets	$205,113	$92,028
Liabilities related to warehouse fund assets
Liabilities related to warehouse fund assets	$86,344	$-
Liabilities related to warehouse fund assets - non-current	$14,103	$47,536
Total liabilities related to warehouse fund assets	$100,447	$47,536
Net warehouse fund assets	$104,666	$44,492